Restricted And Escrowed Cash	12 Months Ended
Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Restricted And Escrowed Cash

3. RESTRICTED AND ESCROWED CASH

At December 31, 2016, the Company had restricted cash of $10,777, of which $8,535 was included in other noncurrent assets and $2,242 was included in other current assets. Restricted cash included in other noncurrent assets relates to $7,035 of cash collateral issued for two letters of credit in connection with the termination of the Company’s former revolving credit agreement and $1,500 relates to cash held in escrow as security for the Company’s lease rental obligation under a long-term equipment operating lease. Restricted cash included in other current assets relates to cash held in escrow related to an outstanding lawsuit at our historical demolition business.

At December 31, 2015, the Company had restricted cash of $3,742 of which $1,500 was included in other noncurrent assets and $2,242 was included in other current assets. Restricted cash included in other noncurrent assets relates to cash held in escrow as security for the Company’s lease rental obligation under a long-term equipment operating lease. Restricted cash included in other current assets relates to cash held in escrow related to an outstanding lawsuit at our historical demolition business.